CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               September 7, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:             First Trust Exchange-Traded Fund VI
                      (File Nos. 333-182308 and 811-22717)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on August 30, 2018. The Registration Statement relates to First Trust Dorsey Wright Momentum & Low Volatility ETF and First Trust Dorsey Wright Momentum & Value ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP

                                          By: /s/ Morrison C. Warren
                                              ------------------------------
                                                  Morrison C. Warren

Enclosures